Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt instruments		$ 1,295
Bonds issued by the Treasury department of Argentina	$ 104,387
Total	$ 104,387	$ 1,295